Reserves (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [line items]
Beginning balance	80,099,646	74,964,232
Ending balance	130,041,417	80,099,646	74,964,232
Foreign Currency Translation Reserve [Member]
Disclosure of reserves within equity [line items]
Movement during the year
Ending balance
Total Reserves	63,690,523	63,690,523	9,937,629
Beginning balance	$ 36,282	$ (3,735)	$ (12,581)
Movement during the year	(79,599)	40,017	8,846
Ending balance	(43,317)	36,282	(3,735)
Total Reserves	$ 2,606,722	$ 2,470,417	$ 2,128,566